FILE NOS. 33-11981 AND 811-05009

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 33	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 36	☒

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202

(Address of Principal Executive Offices, Zip Code)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)

(Registrant’s Telephone Numbers, Including Area Code)

FRED R. KELLY, JR.

1200 SEVENTEENTH STREET, SUITE 850

DENVER, COLORADO 80202

(Name And Address of Agent for Service)

Copy to:

ROBERT J. AHRENHOLZ, ESQ.

KUTAK ROCK LLP 1801 CALIFORNIA STREET, SUITE 3000

DENVER, COLORADO 80202

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) promulgated under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on February 12, 2014.

COLORADO BONDSHARES — A TAX EXEMPT FUND

By:	/s/ George N. Donnelly
George N. Donnelly, Interim President, Secretary and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	CAPACITY	DATE

/s/ George N. Donnelly George N. Donnelly	Chairman of the Board of Trustees, Interim President, Treasurer and Secretary (Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer)	February 12, 2014

/s/ Bruce G. Ely	Trustee	February 12, 2014
Bruce G. Ely

/s/ James R. Madden	Trustee	February 12, 2014
James R. Madden

EXHIBITS

Exhibit Number	Description

Ex-101.INSA	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document